UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                 REPORT FOR THE QUARTER ENDED SEPTEMBER 30, 2008

                           Check here if Amendment [ ]

                         This Amendment (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12497
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing


/s/ Spencer M. Waxman
---------------------
New York, New York
November 11, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                      1
Form 13F Information Table Entry Total:        30
Form 13F Information Table Value Total:        $149,786 (in thousands)
List of Other Included Managers:

No.              Name                                     Form 13F File Number
---              ----                                     --------------------
01      Shannon River Capital Management, LLC                   28-12497

                           FORM 13F INFORMATION TABLE
                            ------------------------

Name of Reporting Manager: Shannon River Fund Management Co., LLC (SEC USE ONLY) Name of Manager No. 1: Shannon River Capital Management, LLC

  Column 1:        Column 2:     Column 3:    Column 4:               Column 5:        Column 6:  Column 7:       Column 8:

Name of Issuer      Title of     CUSIP       Fair Market   Shares or   SH/PRN   Put/  Investment    Other       Voting Authority
                     Class       Number        Value       Principal            Call  discretion  Managers
                                           (in thousands)   Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole     Shared   None
Answers Corp.          COM       03662X100       397        72,222        SH             OTHER       01       72,222
Boyd Gaming Corp.      COM       103304101      6,450      689,200        SH             OTHER       01      689,200
DG Fastchannel Inc.    COM       23326R109      5,986      273,072        SH                         01      273,072
Dolan Media Co.        COM       25659P402      5,045      500,000        SH             OTHER       01      500,000
Equinix Inc.           COM       29444U502      1,063       15,300        SH             OTHER       01       15,300
4 Kids Entertainment   COM       350865101       473        67,007        SH             OTHER       01       67,007
   Inc.
Gamestop Corp.         COM       36467W109      1,452       42,450        SH             OTHER       01       42,450
HMS Holdings Corp.     COM       40425J101     10,562      440,838        SH             OTHER       01      440,838
Hollywood Media Corp.  COM       436233100      7,029    3,123,551        SH             OTHER       01    3,123,551
Information Services   WTS       45675Y112       42        104,800        SH             OTHER       01      104,800
   Group
I2 Technologies Inc.   COM       465754208      5,439      403,187        SH             OTHER       01      403,187
Liveperson Inc.        COM       538146101      4,291    1,474,550        SH             OTHER       01    1,474,550
MDC Partners Inc.      COM       552697104      3,767      563,274        SH             OTHER       01      563,274
Macrovision Solutions  COM       55611C108     11,853      770,664        SH             OTHER       01      770,664
   Corp.
NDS Group PLC          COM       628891103      2,661       47,620        SH             OTHER       01       47,620
Napster, Inc.          COM       630797108      1,535      588,147        SH             OTHER       01      588,147
Neutral Tandem, Inc.   COM       64128B108     14,778      797,109        SH             OTHER       01      797,109
Nokia Corp.            COM       654902204      2,308      123,750        SH             OTHER       01      123,750
Palm Inc.              COM       696643105      2,543      426,000        SH             OTHER       01      426,000


PAGE TOTAL                                     87,675   10,522,741


  Column 1:        Column 2:     Column 3:    Column 4:               Column 5:        Column 6:  Column 7:       Column 8:

Name of Issuer      Title of     CUSIP       Fair Market   Shares or   SH/PRN   Put/  Investment    Other       Voting Authority
                     Class       Number        Value       Principal            Call  discretion  Managers
                                           (in thousands)   Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole     Shared   None
Pegasystems Inc.       COM       705573103     16,950    1,312,954        SH             OTHER       01    1,312,954
Powershares QQQ Trust  ETF       73935A104     11,673      300,000        SH             OTHER       01      300,000
Powerwave              COM       739363109      4,138    1,045,000        SH             OTHER       01    1,045,000
   Technologies Inc.
Qualcomm Inc.          COM       747525103      1,611       37,500        SH             OTHER       01       37,500
RF Micro Devices Inc.  COM       749941100      2,190      750,000        SH             OTHER       01      750,000
Rambus Inc.            COM       750917106      7,710      600,000        SH             OTHER       01      600,000
Techwell, Inc.         COM       87874D101      1,155      122,550        SH             OTHER       01      122,550
Tessera Technologies,  COM       88164L100      2,876      176,000        SH             OTHER       01      176,000
   Inc.
United States Cellular COM       911684108      5,210      111,044        SH             OTHER       01      111,044
   Corp.
Central European Media COM       G20045202      5,422       82,900        SH             OTHER       01       82,900
   Enterprises
Voltaire Ltd.          COM       M97613109      3,175      798,000        SH             OTHER       01      798,000

PAGE TOTAL                                     62,111    5,335,948


GRAND TOTAL                                   149,786   15,858,689
                                              -------   ----------
